Employee benefits - Fair value of plan assets (Details) - Defined pension benefits - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 10,534	$ 9,493	$ 9,743
Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	274	244
Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,772	1,610
Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	507	337
Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,656	1,358
Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,622	3,446
Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	708	692
Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	113	99
Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	302	364
Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	128	114
Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	15	13
Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,364	1,149
Commodity contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	73	67
Level 1
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,000	953
Level 1 | Equity securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	274	244
Level 1 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	564	449
Level 1 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	162	260
Level 2
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	8,036	7,297
Level 2 | Mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,772	1,610
Level 2 | Emerging market mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	507	337
Level 2 | Government and corporate securities
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,092	909
Level 2 | Government and corporate mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	3,622	3,446
Level 2 | Emerging market bonds - mutual funds/commingled funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	708	692
Level 2 | Insurance contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	113	99
Level 2 | Cash and short-term investments
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	140	104
Level 2 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	9	33
Level 2 | Commodity contracts
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	73	67
Level 3
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	1,498	1,243	1,323
Level 3 | Private equity
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	128	114	123
Level 3 | Hedge funds
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	15	13	94
Level 3 | Real estate
Defined Benefit Plan, Fair Value of Pension Plan Assets
Assets	$ 1,355	$ 1,116	$ 1,106